Segment reporting - Measures of performance (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net revenue	R$ 631,147,000	R$ 519,179,000	R$ 461,067,000
Adjusted EBITDA	R$ 237,937,000	R$ 199,982,000	R$ 167,125,000
% Adjusted EBITDA margin	37.70%	38.52%	36.25%
Profit or loss	R$ 70,648,000	R$ 52,114,000	R$ (66,160,000)
Digital Education undergraduate courses
Disclosure of operating segments [line items]
Net revenue	531,716,000	423,035,000	336,317,000
Adjusted EBITDA	R$ 188,936,000	R$ 156,089,000	R$ 112,919,000
% Adjusted EBITDA margin	35.53%	36.90%	33.58%
Continuing education courses
Disclosure of operating segments [line items]
Net revenue	R$ 52,460,000	R$ 40,589,000	R$ 47,103,000
Adjusted EBITDA	R$ 26,898,000	R$ 27,045,000	R$ 33,335,000
% Adjusted EBITDA margin	51.27%	66.63%	70.77%
On-campus undergraduate courses
Disclosure of operating segments [line items]
Net revenue	R$ 46,971,000	R$ 55,555,000	R$ 77,647,000
Adjusted EBITDA	R$ 22,103,000	R$ 16,848,000	R$ 20,871,000
% Adjusted EBITDA margin	47.06%	30.33%	26.88%
Adjustments or eliminations
Disclosure of operating segments [line items]
Profit or loss	R$ 0	R$ 0
Inter-segment eliminations
Disclosure of operating segments [line items]
Net revenue	R$ 0	R$ 0